Subsidiaries	12 Months Ended
Jun. 30, 2018
Subsidiaries
Subsidiaries

33 Subsidiaries

        The following companies are the subsidiary undertakings of the Company as of 30 June 2018:

Subsidiaries	Principal activity	% of ownership interest
Red Football Finance Limited*	Finance company	100
Red Football Holdings Limited*	Holding company	100
Red Football Shareholder Limited	Holding company	100
Red Football Joint Venture Limited	Holding company	100
Red Football Limited	Holding company	100
Red Football Junior Limited	Holding company	100
Manchester United Limited	Holding company	100
Alderley Urban Investments Limited	Property investment	100
Manchester United Commercial Enterprises (Ireland) Limited	Dormant company	100
Manchester United Football Club Limited	Professional football club	100
Manchester United Women's Football Club Limited	Professional football club	100
Manchester United Interactive Limited	Dormant company	100
MU 099 Limited	Dormant company	100
MU Commercial Holdings Limited	Holding company	100
MU Commercial Holdings Junior Limited	Holding company	100
MU Finance Limited (formerly known as MU Finance plc)	Finance company	100
MU RAML Limited	Retail and licensing company	100
MUTV Limited	Media company	100
RAML USA LLC	Retail company	100

*	Direct investment of Manchester United plc, others are held by subsidiary undertakings.

        All of the above are incorporated and operate in England and Wales, with the exception of Red Football Finance Limited which is incorporated and operates in the Cayman Islands, Manchester United Commercial Enterprises (Ireland) Limited which is incorporated in Ireland and RAML USA LLC which is incorporated in the state of Delaware in the United States. The registered office or principal executive office of all the above, with the exception of Manchester United Commercial Enterprises (Ireland) Limited and RAML USA LLC, is Sir Matt Busby Way, Old Trafford, Manchester, M16 0RA, United Kingdom. The registered office of Manchester United Commercial Enterprises (Ireland) Limited is 4th Floor, 8-34 Percy Place, Dublin 4, Republic of Ireland. The registered office of RAML USA LLC is Corporation Trust Centre, 1209 Orange Street, Wilmington, New Castle County, Delaware 19801, USA.